Financial Assets: - Accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets:
Clients	$ 3,163,614	$ 2,654,041
Less: impairment estimate	(359,273)	(336,223)	$ (301,947)
Total accounts receivable	$ 2,804,341	$ 2,317,818